DEBT DEBT - Narrative (Details)	1 Months Ended		6 Months Ended
	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($) vessel	Jun. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Debt Instrument [Line Items]
Debt issuance costs			$ 4,407,000	$ 3,935,000
Loan repayments			165,723,000
Deferral of Loan Repayments			5,800,000
Amortization of purchase price adjustment			5,003,000
Capitalized financing fees and expenses			1,200,000
Vessels and equipment, net			2,452,707,000	2,215,003,000
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Loan drawdowns			103,000,000
Debt instrument, face amount		$ 120,000,000
Number of vessels financed | vessel		10
Debt instrument, basis spread on variable rate		2.25%
Debt instrument, periodic payment terms, balloon payment to be paid		$ 81,600,000
Convertible Debt
Debt Instrument [Line Items]
Amortization of purchase price adjustment			5,000,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 425,000,000
Number of vessels delivered | vessel			5
Secured Debt
Debt Instrument [Line Items]
Loan repayments			$ 30,300,000
Long-term debt			1,222,308,000	1,069,538,000
Non Recourse Debt [Member]
Debt Instrument [Line Items]
Loan repayments			11,600,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Loan drawdowns			150,000,000
Debt instrument, face amount			425,000,000
Long-term debt			359,481,000	220,868,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		82,500,000.0	82,500,000
Loan repayments		58,300,000
Long-term debt			0	35,733,000
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		34,000,000	33,900,000
Long-term debt			0	$ 24,317,000
Other Debt Obligations
Debt Instrument [Line Items]
Debt instrument, face amount		$ 65,500,000.0
Convertible Debt
Debt Instrument [Line Items]
Debt instrument, repurchased face amount			$ 28,400,000
Debt instrument, interest rate, stated percentage			3.07%
Long-term debt			$ 200,000,000
Debt conversion, converted instrument, amount			18,700,000
Gain (Loss) on Extinguishment of Debt			$ 500,000
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel			68	59
Subsequent Event | Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Loan drawdowns	$ 17,000,000
Subsequent Event | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, repurchased face amount	$ 1,400,000
Debt instrument, interest rate, stated percentage	3.07%
Long-term debt	$ 200,000,000
Repayments of convertible debt	$ 3,400,000
Collateral Pledged [Member] | Floating Rate Debt [Member]
Debt Instrument [Line Items]
Vessels and equipment, net			$ 2,450,500,000	$ 2,130,000,000
Repurchase Agreements [Member] | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, repurchased face amount			$ 19,000,000